Significant Accounting Judgements, Estimates and Assumptions (Details) kr in Thousands	Dec. 31, 2020 SEK (kr)
Significant Accounting Judgements, Estimates and Assumptions
Goodwill	kr 47,252
Other intangible assets	kr 414,115